BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balances with related parties

	December 31,	December 31,
	2018	2017
	U.S. Dollars in thousands
Other accounts payables	$336	$292
Employee benefit liabilities, net	$80	$92
Trade receivable	$1,135	$2,382

Schedule of Transactions with Employed/Directors that Accounts as Related Parties
Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$352	$460	$473

Remuneration of directors not employed by the Company or on its behalf	$366	$107	$122

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	2	2	2
Directors not employed by the Company	8	2	3

	10	4	5

Schedule of Transactions with Key Executive Personnel
Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Short-term benefits	$2,766	$2,959	$2,654
Share-based payment	285	310	460
Other long-term benefits	-	6	28

	$3,051	$3,275	$3,142

Schedule of Transactions with Related Parties
Transactions with related parties

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands
Sales	$3,529	$3,455	$2,230
Selling and marketing expenses	$313	$121	$101
General and administrative expenses	$408	$446	$503